Valuation results and net trading income - Summary of valuation results and net trading income (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Valuation Results And Net Trading Income [Line Items]
Securities trading results	€ 2,194	€ 492
Derivatives trading results	(1,169)	292
Other trading results	165	173
Change in fair value of assets and liabilities (hedged items)	(667)	(12)
Valuation results on assets and liabilities designated at FVPL (excluding trading)	55	93
Foreign exchange transactions results	3,190	(1,630)
Valuation results and net trading income	2,773	3,016
– fair value hedges
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	671	22
– cash flow hedges (ineffective portion)
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	4	12
– other non-trading derivatives
Valuation Results And Net Trading Income [Line Items]
Change in fair value of derivatives relating to	€ (1,669)	€ 3,574